Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Allocation of net income (loss)	$ (158,186)	$ (3,400,269)	$ (598,789)	$ (3,402,474)	$ (5,684,138)
Redeemable Preferred Stock [Member]
Allocation of net losses included accretion	(122,093)	(1,600,629)	(462,163)	(1,063,020)	(3,819,798)
Accretion of temporary equity to redemption value	6,024	3,363,085	6,024	3,363,085	5,262,944
Allocation of net income (loss)	$ (116,069)	$ 1,762,456	$ (456,139)	$ 2,300,065	$ 1,443,146
Weighted-average shares outstanding					2,842,785
Basic and diluted net income (loss) per share	$ (0.02)	$ 1.53	$ (0.09)	$ 3.96	$ 0.51
Denominators:
Weighted-average shares outstanding	5,091,196	1,153,846	5,091,196	580,110
Nonredeemable Preferred Stock [Member]
Allocation of net losses included accretion	$ (36,095)	$ (1,799,640)	$ (136,626)	$ (2,339,454)	$ (1,864,341)
Accretion of temporary equity to redemption value
Allocation of net income (loss)	$ (36,095)	$ (1,799,640)	$ (136,626)	$ (2,339,454)	$ (1,864,341)
Weighted-average shares outstanding					1,387,487
Basic and diluted net income (loss) per share	$ (0.02)	$ (1.39)	$ (0.09)	$ (1.83)	$ (1.34)
Denominators:
Weighted-average shares outstanding	1,505,079	1,297,308	1,505,079	1,276,685